Protective Life Insurance Company
– First Variable Annuity Fund E

Financial Statements

December 31, 2021

First Variable Annuity Fund E

Index

Page(s)
Report of Independent Registered Public Accounting Firm	1 - 2
Statement of Assets and Liabilities as of December 31, 2021	3 - 6
Statement of Operations for the year ended December 31, 2021	7 - 10
Statement of Changes in Net Assets for the year ended December 31, 2021	11 - 14
Statement of Changes in Net Assets for the year ended December 31, 2020	15 - 18
Notes to Financial Statements	19 - 28

Report of Independent Registered Public Accounting Firm

To the Contract Holders of Protective Life Insurance Company - First Variable Annuity Fund E and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective Life Insurance Company - First Variable Annuity Fund E (the Separate Account) as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the years ended December 31, 2018 were audited by other independent registered public accountants whose report, dated April 22, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying mutual funds or their transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Protective Life Insurance Company separate accounts since 2019.

Birmingham, Alabama
April 19, 2022

Appendix A

American Century VP Disciplined Core Value Fund I	MFS Investors Trust Series – IC

American Century VP International	MFS Investors Trust Series – SC

American Century VP Ultra	MFS New Discovery – IC

American Century VP Value	MFS New Discovery – SC

Columbia Variable Portfolio – Select Smaller Cap Value	MFS Total Return – SC

Columbia Variable Portfolio – Seligman Global Technology	MFS Utility – SC

DWS Equity 500 Index VIP – Class A	MFS VIT II MA Investors Growth Stock – IC

DWS Small Cap Index VIP – Class A	MFS VIT II MA Investors Growth Stock – SC

Federated Hermes for US Government Securities II	Templeton Developing Markets VIP Fund (Fund 2)

Federated Hermes Government Money Fund II	Templeton Foreign VIP Fund (Fund 2)

Federated Hermes High Income Bond II	Templeton Growth VIP Fund (Fund 2)

Fidelity Contrafund – Class 2

Fidelity Equity Income – Class 2

Fidelity Growth & Income – Class 2

Fidelity Growth Opportunities – Class 2

Franklin Small-Mid Cap Growth VIP Fund – Class 2

Invesco V.I. American Franchise

Invesco V.I. Discovery Mid Cap Growth Fund I

Invesco V.I. Diversified Dividend

Invesco V.I. Global Real Estate Series I

Invesco V.I. Health Care Fund

Invesco V.I. Mid Cap Growth

Lord Abbett Growth & Income

Protective Life Insurance Company - First Variable Annuity Fund E
Statement of Assets and Liabilities
As of December 31, 2021

	American Century Variable Portfolios, Inc.				Columbia Funds		Deutsche Asset & Wealth Management		Federated
	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	American Century VP Value	Columbia Variable Portfolio - Select Smaller Cap Value	Columbia Variable Portfolio - Seligman Global Technology	DWS Equity 500 Index VIP - Class A	DWS Small Cap Index VIP - Class A	Federated Hermes for US Government Securities II
ASSETS
Investments at fair value	$440,205	$381,801	$2,477,021	$108,362	$65,020	$210,369	$341,915	$47,349	$138,872
Receivable from Protective Life Insurance Company	468	436	175	128	75	348	554	26	155
Total assets	440,673	382,237	2,477,196	108,490	65,096	210,717	342,468	47,375	139,027

LIABILITIES
Payable to Protective Life Insurance Company	468	436	175	128	75	348	554	26	155

Net assets	$440,205	$381,801	$2,477,021	$108,362	$65,020	$210,369	$341,915	$47,349	$138,872

Units Outstanding	13,068	16,638	45,624	2,561	1,246	3,397	9,229	1,028	9,043

Shares Owned in each Portfolio	41,064	25,693	78,936	7,927	1,870	6,057	11,314	2,542	12,967

Fair Value per Share	$10.72	$14.86	$31.38	$13.67	$34.77	$34.73	$30.22	$18.63	$10.71

Investment in Fund shares, at Cost	$326,745	$205,354	$1,054,048	$59,894	$23,583	$124,450	$183,849	$33,862	$144,128

Note: Totals may not appear to foot/crossfoot due to rounding.	Continued

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E
Statement of Assets and Liabilities
As of December 31, 2021

	Federated		Fidelity Variable Insurance Products Fund				Franklin Templeton Variable Insurance Products Trust
	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Equity Income - Class 2	Fidelity Growth & Income - Class 2	Fidelity Growth Opportunities - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2	Templeton Developing Markets VIP Fund (Fund 2)	Templeton Foreign VIP Fund (Fund 2)
ASSETS
Investments at fair value	$139,965	$413,267	$1,526,907	$246,411	$1,930,202	$64,297	$235,958	$4,959	$116,874
Receivable from Protective Life Insurance Company	159	456	182	301	39	16	292	6	141
Total assets	140,124	413,723	1,527,090	246,711	1,930,241	64,313	236,250	4,965	117,015

LIABILITIES
Payable to Protective Life Insurance Company	159	456	182	301	39	16	292	6	141

Net assets	$139,965	$413,267	$1,526,907	$246,411	$1,930,202	$64,297	$235,958	$4,959	$116,874

Units Outstanding	9,605	13,733	29,108	7,716	57,861	1,256	5,664	136	7,569

Shares Owned in each Portfolio	139,965	64,674	29,078	9,751	75,932	828	10,539	465	8,600

Fair Value per Share	$1.00	$6.39	$52.51	$25.27	$25.42	$77.62	$22.39	$10.67	$13.59

Investment in Fund shares, at Cost	$139,965	$422,713	$968,975	$225,572	$1,225,354	$24,529	$242,346	$4,631	$120,469

Note: Totals may not appear to foot/crossfoot due to rounding.	Continued

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E
Statement of Assets and Liabilities
As of December 31, 2021

	Franklin Templeton Variable Insurance Products Trust	Invesco Variable Insurance Funds					Lord Abbett	MFS Variable Insurance Trust
	Templeton Growth VIP Fund (Fund 2)	Invesco V.I. American Franchise	Invesco V.I. Discovery Mid Cap Growth Fund I	Invesco V.I. Diversified Dividend	Invesco V.I. Global Real Estate Series I	Invesco V.I. Health Care Fund	Lord Abbett Growth & Income	MFS Investors Trust Series- IC	MFS Investors Trust Series- SC
ASSETS
Investments at fair value	$87,485	$359,442	$42,818	$476	$32,883	$7,636	$261,186	$1,616	$91,642
Receivable from Protective Life Insurance Company	102	292	50	1	39	9	317	2	162
Total assets	87,587	359,734	42,868	476	32,922	7,646	261,502	1,618	91,804

LIABILITIES
Payable to Protective Life Insurance Company	102	294	50	1	39	9	317	2	162

Net assets	$87,485	$359,441	$42,818	$476	$32,883	$7,636	$261,186	$1,616	$91,642

Units Outstanding	4,341	10,617	2,449	33	802	205	7,996	47	2,784

Shares Owned in each Portfolio	7,548	4,056	374	16	1,828	226	6,523	36	2,084

Fair Value per Share	$11.59	$88.63	$114.63	$29.82	$17.99	$33.86	$40.04	$44.72	$43.97

Investment in Fund shares, at Cost	$87,952	$215,574	$28,659	$290	$27,763	$4,998	$191,665	$867	$49,930

Note: Totals may not appear to foot/crossfoot due to rounding.	Continued

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E
Statement of Assets and Liabilities
As of December 31, 2021

	MFS Variable Insurance Trust
	MFS New Discovery - IC	MFS New Discovery - SC	MFS Total Return - SC	MFS Utility - SC	MFS VIT II MA Investors Growth Stock - IC	MFS VIT II MA Investors Growth Stock - SC
ASSETS
Investments at fair value	$26,930	$99,060	$107,661	$9,753	$7,693	$98,262
Receivable from Protective Life Insurance Company	34	37	41	12	9	210
Total assets	26,964	99,097	107,702	9,765	7,702	98,472

LIABILITIES
Payable to Protective Life Insurance Company	34	37	41	12	9	210

Net assets	$26,930	$99,060	$107,661	$9,753	$7,693	$98,262

Units Outstanding	384	2,442	4,096	261	290	3,769

Shares Owned in each Portfolio	1,156	4,993	3,961	260	279	3,630

Fair Value per Share	$23.30	$19.84	$27.18	$37.58	$27.57	$27.07

Investment in Fund shares, at Cost	$21,895	$82,740	$80,896	$7,616	$5,369	$69,100

Note: Totals may not appear to foot/crossfoot due to rounding.	Concluded

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E
Statement of Operations
For the year ended December 31, 2021

	American Century Variable Portfolios, Inc.				Columbia Funds		Deutsche Asset & Wealth Management		Federated

	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	American Century VP Value	Columbia Variable Portfolio - Select Smaller Cap Value	Columbia Variable Portfolio - Seligman Global Technology	DWS Equity 500 Index VIP - Class A	DWS Small Cap Index VIP - Class A	Federated Hermes for US Government Securities II

INVESTMENT INCOME
Dividend income	$4,852	$653	$-	$1,808	$-	$515	$4,410	$397	$3,184

EXPENSES
Mortality and expense risk and administrative charges	6,153	5,448	29,927	1,479	872	2,720	4,512	716	2,073

Net investment income (loss)	(1,301)	(4,795)	(29,927)	328	(872)	(2,205)	(102)	(319)	1,111

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	17,489	24,629	68,749	3,777	1,903	2,015	3,225	408	(901)
Capital gain distributions	67,833	11,562	150,411	-	-	20,691	12,932	2,759	-
Net realized gain (loss) on investments	85,322	36,191	219,159	3,777	1,903	22,705	16,157	3,167	(901)

Change in net unrealized appreciation (depreciation) on investments	5,690	(1,099)	264,560	16,852	13,882	36,138	55,925	2,593	(5,367)

Net realized and unrealized gain (loss) on investments	91,012	35,092	483,719	20,629	15,785	58,843	72,082	5,760	(6,268)

Net increase (decrease) in net assets resulting from operations	$89,710	$30,298	$453,793	$20,957	$14,913	$56,638	$71,981	$5,441	$(5,157)

Note: Totals may not appear to foot/crossfoot due to rounding.	Continued

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E
Statement of Operations
For the year ended December 31, 2021

	Federated		Fidelity Variable Insurance Products Fund				Franklin Templeton Variable Insurance Products Trust

	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Equity Income - Class 2	Fidelity Growth & Income - Class 2	Fidelity Growth Opportunities - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2	Templeton Developing Markets VIP Fund (Fund 2)	Templeton Foreign VIP Fund (Fund 2)

INVESTMENT INCOME
Dividend income	$2	$20,968	$369	$3,737	$40,712	$-	$-	$54	$2,231

EXPENSES
Mortality and expense risk and administrative charges	2,277	5,586	19,499	3,211	25,385	941	3,300	88	1,745

Net investment income (loss)	(2,275)	15,382	(19,130)	526	15,326	(941)	(3,300)	(35)	486

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	-	(1,309)	46,525	1,095	64,506	599	19	81	25
Capital gain distributions	-	-	175,931	25,029	85,991	5,633	27,520	123	-
Net realized gain (loss) on investments	-	(1,309)	222,456	26,124	150,497	6,232	27,539	204	25

Change in net unrealized appreciation (depreciation) on investments	-	561	117,466	12,673	228,565	576	(11,462)	(569)	2,612

Net realized and unrealized gain (loss) on investments	-	(747)	339,922	38,797	379,062	6,808	16,076	(365)	2,637

Net increase (decrease) in net assets resulting from operations	$(2,275)	$14,635	$320,793	$39,322	$394,388	$5,867	$12,776	$(400)	$3,123

Note: Totals may not appear to foot/crossfoot due to rounding.	Continued

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E
Statement of Operations
For the year ended December 31, 2021

	Franklin Templeton Variable Insurance Products Trust	Invesco Variable Insurance Funds					Lord Abbett	MFS Variable Insurance Trust

	Templeton Growth VIP Fund (Fund 2)	Invesco V.I. American Franchise	Invesco V.I. Discovery Mid Cap Growth Fund I	Invesco V.I. Diversified Dividend	Invesco V.I. Global Real Estate Series I	Invesco V.I. Health Care Fund	Lord Abbett Growth & Income	MFS Investors Trust Series - IC	MFS Investors Trust Series - SC

INVESTMENT INCOME
Dividend income	$979	$-	$-	$10	$835	$15	$2,546	$9	$351

EXPENSES
Mortality and expense risk and administrative charges	1,253	5,593	582	7	450	113	3,492	22	1,192

Net investment income (loss)	(274)	(5,593)	(582)	3	385	(98)	(947)	(13)	(841)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	(36)	26,673	429	3	408	585	2,585	11	753
Capital gain distributions	-	41,495	4,573	2	-	783	26,105	47	2,689
Net realized gain (loss) on investments	(36)	68,168	5,002	5	408	1,368	28,690	58	3,442

Change in net unrealized appreciation (depreciation) on investments	3,263	(24,377)	2,257	62	5,943	(487)	28,593	278	15,627

Net realized and unrealized gain (loss) on investments	3,227	43,791	7,258	67	6,351	881	57,283	336	19,069

Net increase (decrease) in net assets resulting from operations	$2,953	$38,198	$6,676	$69	$6,736	$783	$56,337	$323	$18,228

Note: Totals may not appear to foot/crossfoot due to rounding.	Continued

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E
Statement of Operations
For the year ended December 31, 2021

	MFS Variable Insurance Trust

	MFS New Discovery - IC	MFS New Discovery - SC	MFS Total Return - SC	MFS Utility - SC	MFS VIT II MA Investors Growth Stock - IC	MFS VIT II MA Investors Growth Stock - SC

INVESTMENT INCOME
Dividend income	$-	$-	$1,680	$153	$21	$29

EXPENSES
Mortality and expense risk and administrative charges	464	1,543	1,576	145	123	1,324

Net investment income (loss)	(464)	(1,543)	104	8	(102)	(1,296)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	1,124	715	2,435	183	752	3,709
Capital gain distributions	4,872	18,572	5,096	345	1,131	11,922
Net realized gain (loss) on investments	5,996	19,287	7,531	528	1,883	15,631

Change in net unrealized appreciation (depreciation) on investments	(5,151)	(17,653)	4,562	583	94	5,858

Net realized and unrealized gain (loss) on investments	845	1,634	12,093	1,112	1,977	21,489

Net increase (decrease) in net assets resulting from operations	$380	$91	$12,197	$1,120	$1,875	$20,194

Note: Totals may not appear to foot/crossfoot due to rounding.	Concluded

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Changes in Net Assets

For the year ended December 31, 2021

	American Century Variable Portfolios, Inc.				Columbia Funds		Deutsche Asset & Wealth Management		Federated

	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	American Century VP Value	Columbia Variable Portfolio - Select Smaller Cap Value	Columbia Variable Portfolio - Seligman Global Technology	DWS Equity 500 Index VIP - Class A	DWS Small Cap Index VIP - Class A	Federated Hermes for US Government Securities II
FROM OPERATIONS
Net investment income (loss)	$(1,301)	$(4,795)	$(29,927)	$328	$(872)	$(2,205)	$(102)	$(319)	$1,111
Net realized gain (loss) on investments	85,322	36,191	219,159	3,777	1,903	22,705	16,157	3,167	(901)
Change in net unrealized appreciation (depreciation) on investments	5,690	(1,099)	264,560	16,852	13,882	36,138	55,925	2,593	(5,367)

Net increase (decrease) in net assets resulting from operations	89,710	30,298	453,793	20,957	14,913	56,638	71,981	5,441	(5,157)

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments	1,805	396	209	-	-	-	720	-	-
Contract maintenance fees	(298)	(296)	(1,356)	(111)	(23)	(280)	(289)	(48)	(193)
Contract owners' benefits	(68,534)	(46,412)	(87,339)	(7,532)	(2,258)	-	(2,530)	(574)	(31,396)
Transfer (to) from other portfolios	4,341	29,586	348	(90)	3	(2,323)	(338)	35	14,471

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(62,687)	(16,725)	(88,138)	(7,733)	(2,279)	(2,603)	(2,438)	(587)	(17,119)

Total increase (decrease) in net assets	27,023	13,572	365,655	13,225	12,634	54,035	69,543	4,855	(22,275)

NET ASSETS
Beginning of period	413,181	368,229	2,111,366	95,137	52,386	156,333	272,372	42,494	161,148
End of period	$440,205	$381,801	$2,477,021	$108,362	$65,020	$210,369	$341,915	$47,349	$138,872

Note: Totals may not appear to foot/crossfoot due to rounding.	Continued

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Changes in Net Assets

For the year ended December 31, 2021

	Federated		Fidelity Variable Insurance Products Fund				Franklin Templeton Variable Insurance Products Trust

	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Equity Income - Class 2	Fidelity Growth & Income - Class 2	Fidelity Growth Opportunities - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2	Templeton Developing Markets VIP Fund (Fund 2)	Templeton Foreign VIP Fund (Fund 2)
FROM OPERATIONS
Net investment income (loss)	$(2,275)	$15,382	$(19,130)	$526	$15,326	$(941)	$(3,300)	$(35)	$486
Net realized gain (loss) on investments	-	(1,309)	222,456	26,124	150,497	6,232	27,539	204	25
Change in net unrealized appreciation (depreciation) on investments	-	561	117,466	12,673	228,565	576	(11,462)	(569)	2,612

Net increase (decrease) in net assets resulting from operations	(2,275)	14,635	320,793	39,322	394,388	5,867	12,776	(400)	3,123

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments	-	408	1,200	-	417	-	-	-	720
Contract maintenance fees	(519)	(237)	(671)	(86)	(1,001)	(33)	(104)	(20)	(53)
Contract owners' benefits	(5,393)	(26,351)	(68,223)	(4,117)	(129,104)	-	(3,064)	(600)	(1,849)
Transfer (to) from other portfolios	(331,710)	92	(13,439)	127,253	5,292	60	200,451	1	(30)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(337,622)	(26,088)	(81,134)	123,050	(124,395)	27	197,283	(620)	(1,212)

Total increase (decrease) in net assets	(339,897)	(11,454)	239,659	162,372	269,993	5,894	210,059	(1,019)	1,911

NET ASSETS
Beginning of period	479,862	424,721	1,287,249	84,038	1,660,209	58,404	25,899	5,978	114,963
End of period	$139,965	$413,267	$1,526,907	$246,411	$1,930,202	$64,297	$235,958	$4,959	$116,874

Note: Totals may not appear to foot/crossfoot due to rounding.	Continued

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Changes in Net Assets

For the year ended December 31, 2021

	Franklin Templeton Variable Insurance Products Trust	Invesco Variable Insurance Funds					Lord Abbett	MFS Variable Insurance Trust

	Templeton Growth VIP Fund (Fund 2)	Invesco V.I. American Franchise	Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco V.I. Diversified Dividend	Invesco V.I. Global Real Estate Series I	Invesco V.I. Health Care Fund	Lord Abbett Growth & Income	MFS Investors Trust Series - IC	MFS Investors Trust Series - SC
FROM OPERATIONS
Net investment income (loss)	$(274)	$(5,593)	$(582)	$3	$385	$(98)	$(947)	$(13)	$(841)
Net realized gain (loss) on investments	(36)	68,168	5,002	5	408	1,368	28,690	58	3,442
Change in net unrealized appreciation (depreciation) on investments	3,263	(24,377)	2,257	62	5,943	(487)	28,593	278	15,627

Net increase (decrease) in net assets resulting from operations	2,953	38,198	6,676	-	6,736	783	56,337	323	18,228

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments	-	-	-	-	-	-	-	-	-
Contract maintenance fees	(65)	(496)	(29)	(0)	(57)	(9)	(426)	(3)	(51)
Contract owners' benefits	(2,767)	(45,263)	(1,272)	-	(2,801)	(1,306)	(5,011)	-	(489)
Transfer (to) from other portfolios	13	367	(26,205)	0	(2)	(1)	(4)	(0)	(58)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,819)	(45,393)	(27,505)	0	(2,859)	(1,316)	(5,442)	(3)	(598)

Total increase (decrease) in net assets	133	(7,195)	(20,829)	69	3,877	(532)	50,895	320	17,630

NET ASSETS
Beginning of period	87,352	366,635	63,647	406	29,007	8,169	210,291	1,297	74,012
End of period	$87,485	$359,441	$42,818	$476	$32,883	$7,636	$261,186	$1,616	$91,642

Note: Totals may not appear to foot/crossfoot due to rounding.	Continued

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Changes in Net Assets

For the year ended December 31, 2021

	MFS Variable Insurance Trust

	MFS New Discovery - IC	MFS New Discovery - SC	MFS Total Return - SC	MFS Utility - SC	MFS VIT II MA Investors Growth Stock - IC	MFS VIT II MA Investors Growth Stock - SC
FROM OPERATIONS
Net investment income (loss)	$(464)	$(1,543)	$104	$8	$(102)	$(1,296)
Net realized gain (loss) on investments	5,996	19,287	7,531	528	1,883	15,631
Change in net unrealized appreciation (depreciation) on investments	(5,151)	(17,653)	4,562	583	94	5,858

Net increase (decrease) in net assets resulting from operations	380	91	12,197	1,120	1,875	20,194

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments	-	-	-	-	-	-
Contract maintenance fees	(88)	(111)	(187)	(40)	(59)	(82)
Contract owners' benefits	(3,486)	(73)	(7,312)	(909)	(2,339)	(9,064)
Transfer (to) from other portfolios	0	(249)	94	1	(0)	(91)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(3,573)	(433)	(7,406)	(949)	(2,398)	(9,237)

Total increase (decrease) in net assets	(3,193)	(342)	4,791	171	(524)	10,957

NET ASSETS
Beginning of period	30,123	99,402	102,870	9,582	8,216	87,305
End of period	$26,930	$99,060	$107,661	$9,753	$7,693	$98,262

Note: Totals may not appear to foot/crossfoot due to rounding.	Concluded

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Changes in Net Assets

For the year ended December 31, 2020

	American Century Variable Portfolios, Inc.				Columbia Funds		Deutsche Asset & Wealth Management		Federated

	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	American Century VP Value	Columbia Variable Portfolio - Select Smaller Cap Value	Columbia Variable Portfolio - Seligman Global Technology	DWS Equity 500 Index VIP - Class A	DWS Small Cap Index VIP - Class A	Federated Hermes for US Government Securities II
FROM OPERATIONS
Net investment income (loss)	$2,155	$(2,770)	$(22,119)	$778	$(610)	$(1,757)	$396	$(132)	$1,663
Net realized gain (loss) on investments	32,009	7,839	210,050	4,324	3,599	10,413	22,754	3,444	(162)
Change in net unrealized appreciation (depreciation) on investments	3,797	72,213	510,069	(6,675)	353	38,840	12,911	2,983	4,545

Net increase (decrease) in net assets resulting from operations	37,960	77,282	698,000	(1,573)	3,342	47,496	36,060	6,295	6,047

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments	1,773	396	177	-	-	-	720	-	-
Contract maintenance fees	(296)	(306)	(1,185)	(86)	(20)	(263)	(267)	(38)	(243)
Contract owners' benefits	(55,247)	(4,245)	(80,758)	(7,217)	(7,120)	(2,515)	(29,275)	(550)	(13,332)
Transfer (to) from other portfolios	2,404	(26,102)	(19,521)	100	4	(678)	205	70	3,684

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(51,366)	(30,257)	(101,288)	(7,203)	(7,137)	(3,456)	(28,617)	(519)	(9,890)

Total increase (decrease) in net assets	(13,406)	47,024	596,712	(8,776)	(3,795)	44,040	7,443	5,776	(3,844)

NET ASSETS
Beginning of period	426,588	321,205	1,514,654	103,913	56,181	112,293	264,929	36,718	164,992
End of period	$413,181	$368,229	$2,111,366	$95,137	$52,386	$156,333	$272,372	$42,494	$161,148

Note: Totals may not appear to foot/crossfoot due to rounding.	Continued

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Changes in Net Assets

For the year ended December 31, 2020

	Federated		Fidelity Variable Insurance Products Fund				Franklin Templeton Variable Insurance Products Trust

	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Equity Income - Class 2	Fidelity Growth & Income - Class 2	Fidelity Growth Opportunities - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2	Templeton Developing Markets VIP Fund (Fund 2)	Templeton Foreign VIP Fund (Fund 2)
FROM OPERATIONS
Net investment income (loss)	$(5,506)	$17,934	$(14,599)	$(487)	$8,653	$(643)	$(303)	$132	$1,968
Net realized gain (loss) on investments	-	(2,407)	50,177	(8,550)	124,863	3,418	2,538	114	(683)
Change in net unrealized appreciation (depreciation) on investments	-	1,716	260,563	(18,430)	(59,767)	20,510	7,044	538	(4,465)

Net increase (decrease) in net assets resulting from operations	(5,506)	17,243	296,141	(27,466)	73,749	23,284	9,279	785	(3,180)

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments	-	408	1,200	352	353	-	-	-	720
Contract maintenance fees	(527)	(257)	(714)	(105)	(1,060)	(127)	(53)	(19)	(73)
Contract owners' benefits	(7,851)	(48,097)	(64,248)	(20,996)	(211,733)	(791)	(4,402)	(90)	(1,717)
Transfer (to) from other portfolios	314,798	16,974	(49,579)	(275,709)	5,240	(218)	(4)	0	330

Net increase (decrease) in net assets resulting from variable annuity contract transactions	306,420	(30,972)	(113,341)	(296,458)	(207,201)	(1,135)	(4,459)	(108)	(740)

Total increase (decrease) in net assets	300,914	(13,729)	182,800	(323,925)	(133,452)	22,149	4,820	676	(3,920)

NET ASSETS
Beginning of period	178,948	438,449	1,104,448	407,963	1,793,661	36,255	21,079	5,302	118,883
End of period	$479,862	$424,721	$1,287,249	$84,038	$1,660,209	$58,404	$25,899	$5,978	$114,963

Note: Totals may not appear to foot/crossfoot due to rounding.	Continued

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Changes in Net Assets

For the year ended December 31, 2020

	Franklin Templeton Variable Insurance Products Trust	Invesco Variable Insurance Funds						Lord Abbett	MFS Variable Insurance Trust
	Templeton Growth VIP Fund (Fund 2)	Invesco Oppenheimer V.I. Discover Mid Cap Growth Fund Series I	Invesco V.I. American Franchise	Invesco V.I. Diversified Dividend	Invesco V.I. Global Real Estate Series I	Invesco V.I. Health Care Fund	Invesco V.I. Mid Cap Growth	Lord Abbett Growth & Income	MFS Investors Trust Series - IC
FROM OPERATIONS
Net investment income (loss)	$1,195	$(301)	$(4,479)	$6	$1,007	$(82)	$(122)	$498	$(13)
Net realized gain (loss) on investments	(232)	34	42,302	11	778	279	4,621	1,312	326
Change in net unrealized appreciation (depreciation) on investments	2,641	11,902	75,417	(23)	(6,377)	724	(5,321)	(954)	(179)

Net increase (decrease) in net assets resulting from operations	3,604	11,636	113,240	(6)	(4,593)	921	(823)	856	134

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments	-	-	-	-	-	-	-	-	-
Contract maintenance fees	(68)	(11)	(596)	(0)	(62)	(10)	(15)	(337)	(7)
Contract owners' benefits	-	(102)	(29,369)	-	(96)	(217)	(3,264)	(11,820)	(938)
Transfer (to) from other portfolios	7	52,125	(8,271)	(0)	5	1	(26,086)	110	0

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(61)	52,012	(38,236)	(0)	(153)	(227)	(29,365)	(12,047)	(945)

Total increase (decrease) in net assets	3,543	63,647	75,005	(6)	(4,746)	694	(30,187)	(11,190)	(810)

NET ASSETS
Beginning of period	83,809	0	291,631	412	33,753	7,475	30,189	221,481	2,107
End of period	$87,352	$63,647	$366,635	$406	$29,007	$8,169	$1	$210,291	$1,297

Note: Totals may not appear to foot/crossfoot due to rounding.	Continued

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Changes in Net Assets

For the year ended December 31, 2020

	MFS Variable Insurance Trust
	MFS Investors Trust Series - SC	MFS New Discovery - IC	MFS New Discovery - SC	MFS Total Return - SC	MFS Utility - SC	MFS VIT II MA Investors Growth Stock - IC	MFS VIT II MA Investors Growth Stock - SC
FROM OPERATIONS
Net investment income (loss)	$(673)	$(346)	$(1,103)	$694	$25	$(72)	$(899)
Net realized gain (loss) on investments	5,191	2,457	8,545	10,966	4,881	916	8,194
Change in net unrealized appreciation (depreciation) on investments	2,143	7,124	22,906	(4,150)	(4,470)	612	7,483

Net increase (decrease) in net assets resulting from operations	6,661	9,235	30,348	7,510	436	1,456	14,778

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments	-	-	-	352	-	-	-
Contract maintenance fees	(49)	(73)	(135)	(189)	(43)	(64)	(78)
Contract owners' benefits	(12,574)	(1,131)	(892)	(43,834)	(18,452)	(784)	(3,220)
Transfer (to) from other portfolios	125	(4)	(508)	296	2	(0)	108

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(12,498)	(1,208)	(1,534)	(43,376)	(18,493)	(849)	(3,190)

Total increase (decrease) in net assets	(5,837)	8,028	28,814	(35,866)	(18,057)	607	11,588

NET ASSETS
Beginning of period	79,849	22,095	70,588	138,736	27,639	7,609	75,717
End of period	$74,012	$30,123	$99,402	$102,870	$9,582	$8,216	$87,305

Note: Totals may not appear to foot/crossfoot due to rounding.	Concluded

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company – First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2021

(1) Organization

Protective Life Insurance Company - First Variable Annuity Fund E (“Separate Account”) began operations as a segregated account of First Variable Life Insurance Company (“First Variable”). On January 2, 2004, First Variable was merged into its parent company, Protective Life Insurance Company (“Protective Life”). Protective Life is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life Holdings, Inc., a kabushiki kaisha organized under the laws of Japan. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (“Contracts”) are allocated until maturity or termination of the Contracts. New contracts are no longer being sold but holders of existing contracts may make additional deposits. The following is a list of each variable annuity product funded by the Separate Account:

Capital No Load VA

Capital Five VA

Capital Six Load VA

The Separate Account is structured as a unit investment trust registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. The Separate Account follows the accounting and reporting guidance in ASC Topic 946, “Financial Services – Investment Companies”.

During the years ended December 31, 2021 and 2020, assets were invested in thirty-four subaccounts.

American Century VP Disciplined Core Value Fund I (a)	Invesco V.I. Discovery Mid Cap Growth Fund I (f)
American Century VP International	Invesco V.I. Diversified Dividend
American Century VP Ultra	Invesco V.I. Global Real Estate Series I
American Century VP Value	Invesco V.I. Health Care Fund
Columbia Variable Portfolio – Select Smaller Cap Value	Invesco V.I. Mid Cap Growth (e)
Columbia Variable Portfolio – Seligman Global Technology	Lord Abbett Growth & Income
DWS Equity 500 Index VIP – Class A	MFS Investors Trust Series – IC
DWS Small Cap Index VIP – Class A	MFS Investors Trust Series – SC
Federated Hermes for US Government Securities II (b)	MFS New Discovery – IC
Federated Hermes Government Money Fund II (c)	MFS New Discovery – SC
Federated Hermes High Income Bond II (d)	MFS Total Return – SC
Fidelity Contrafund – Class 2	MFS Utility – SC
Fidelity Equity Income – Class 2	MFS VIT II MA Investors Growth Stock – IC
Fidelity Growth & Income – Class 2	MFS VIT II MA Investors Growth Stock – SC
Fidelity Growth Opportunities – Class 2	Templeton Developing Markets VIP Fund (Fund 2)
Franklin Small-Mid Cap Growth VIP Fund – Class 2	Templeton Foreign VIP Fund (Fund 2)
Invesco V.I. American Franchise	Templeton Growth VIP Fund (Fund 2)

(a)	Effective September 25, 2020, name changed from American Century VP Income & Growth
(b)	Effective April 28, 2020, name changed from Federated US Government II – Class A
(c)	Effective April 28, 2020, name changed from Federated Government Money Fund II – Class A
(d)	Effective April 28, 2020, name changed from Federated High Income Bond II – Class P
(e)	Effective April 30, 2020, Invesco VI Mid Cap Growth merged into Invesco Oppenheimer VI Discover Mid Cap Growth Fund Series I
(f)	Effective April 30, 2021 name changed from Invesco Oppenheimer V.I. Discover Mid Cap Growth Fund Series I

Gross premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide account funds to pay contract values under the Contracts. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Protective Life’s other assets and liabilities.

Protective Life Insurance Company – First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2021

(1) Organization, continued

Contract owners may allocate some or all of the applicable gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of First Variable. The assets of First Variable support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. The Guaranteed Account’s balance as of December 31, 2021 was approximately $8.8 million.

Beginning in the first quarter of 2020, the outbreak of COVID-19, created significant economic and social disruption and impacted various operational and financial aspects of Protective Life’s business. Certain impacts from COVID-19 continued into 2021, including increased claims in both the life insurance and annuity blocks. The pandemic may continue to impact Protective Life’s earnings based on, amongst other factors, the volume and severity of claims related to COVID-19 and the financial disruption caused by the pandemic, which could impact the Protective Life’s investment portfolio. Management will continue to monitor developments and their impact on the fair value of the subaccounts in which the Separate Account invests.

(2) Significant Accounting Policies

Investment Valuation

Investments are made and measured in shares and are valued at the net asset values of the respective fund portfolios (“Funds”), whose investments are stated at fair value. The investments of each subaccount are presented net of management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recognized on the trade date.

Net Realized Gains and Losses

Net realized gains and losses on investments include gains and losses on redemptions of the Funds’ shares (determined for each product using the weighted average method) and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the portfolio. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the underlying Funds.

Transfer (to) from other Portfolios

Transfer (to) from other portfolios include transfers of all or part of the contract owner’s interest to or from another subaccount or to First Variable.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The results of the operations of the Separate Account are included in the federal income tax return of PLC. Under the provisions of the Contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2021. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Protective Life Insurance Company – First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2021

(2) Significant Accounting Policies, continued

Contracts in Annuity Payment Period

Net assets allocated to contracts in the annuity payout period are computed according to the 1983 Individual Annuity Mortality Table. The assumed investment return varies between 3% and 4%, depending on the specific Contract. The mortality risk is fully borne by Protective Life and may result in additional amounts being transferred into the Separate Account by Protective Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Protective Life for the calculated or excess differential. As of December 31, 2021, there are no contracts in the annuity payout phase.

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of mutual funds, each of which bears exposure to the market, credit and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying mutual funds.

(3) Fair Value of Financial Instruments

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 3 assets in any period presented, disclosure of transfers between level 3 or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1: Unadjusted quoted prices for identical assets in an active market.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets in active markets
b)	Quoted prices for identical or similar assets in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of Fair Values

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds with readily determinable fair values. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

Protective Life Insurance Company – First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2021

(4) Changes in Units Outstanding

The change in units outstanding for the years ended December 31, 2021 and 2020 were as follows:

	2021					2020
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)

American Century VP Disciplined Core Value Fund I	198		2,149		(1,951)	334		2,446		(2,113)
American Century VP International	170		1,993		(1,823)	26		246		(220)
American Century VP Ultra	76		1,769		(1,689)	138		3,057		(2,920)
American Century VP Value	0	*	200		(199)	4		248		(244)
Columbia Variable Portfolio – Select Smaller Cap Value	0	*	47		(47)	1		197		(196)
Columbia Variable Portfolio – Seligman Global Technology	2		54		(52)	19		128		(109)
DWS Equity 500 Index VIP – Class A	21		95		(74)	31		1,254		(1,222)
DWS Small Cap Index VIP – Class A	1		14		(13)	2		19		(17)
Federated Hermes for US Government Securities II	918		2,104		(1,186)	242		875		(633)
Federated Hermes Government Money Fund II	763		29,028		(28,265)	62,910		36,751		26,159
Federated Hermes High Income Bond II	17		936		(919)	665		1,780		(1,115)
Fidelity Contrafund – Class 2	944		2,823		(1,879)	9,467		12,830		(3,363)
Fidelity Equity Income – Class 2	4,640		142		4,497	6,612		19,845		(13,233)
Fidelity Growth & Income – Class 2	646		4,471		(3,825)	425		9,487		(9,062)
Fidelity Growth Opportunities – Class 2	2		1		1	0	*	37		(37)
Franklin Small-Mid Cap Growth VIP Fund – Class 2	5,070		78		4,992	0	*	165		(164)
Invesco V.I. American Franchise	34		1,368		(1,334)	12		1,401		(1,389)
Invesco V.I. Discovery Mid Cap Growth Fund I	6		86		(80)	2,533		14		2,519
Invesco V.I. Diversified Dividend	0	*	0	*	0 *	0	*	0	*	0 *
Invesco V.I. Global Real Estate Series I	0	*	74		(74)	0	*	5		(5)
Invesco V.I. Health Care Fund	0	*	37		(37)	0	*	8		(8)
Lord Abbett Growth & Income	2		192		(190)	9		548		(540)
MFS Investors Trust Series – IC	0	*	0	*	0 *	0	*	38		(38)
MFS Investors Trust Series – SC	0	*	21		(21)	5		588		(582)
MFS New Discovery – IC	0	*	47		(47)	0	*	23		(23)
MFS New Discovery – SC	9		19		(10)	21		67		(46)
MFS Total Return – SC	4		294		(290)	30		2,019		(1,988)
MFS Utility – SC	0	*	27		(27)	0	*	569		(569)
MFS VIT II MA Investors Growth Stock – IC	0	*	95		(95)	0	*	46		(46)
MFS VIT II MA Investors Growth Stock – SC	1		381		(379)	8		194		(186)
Templeton Developing Markets VIP Fund (Fund 2)	0	*	17		(16)	0	*	4		(4)
Templeton Foreign VIP Fund (Fund 2)	48		122		(75)	83		137		(55)
Templeton Growth VIP Fund (Fund 2)	1		141		(141)	1		5		(4)

*The subaccount had unit activity that did not round to one.

Note: Totals may not appear to foot/crossfoot due to rounding.

Protective Life Insurance Company – First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2021

(5) Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2021 are as follows:

	Purchases	Sales

American Century VP Disciplined Core Value Fund I	$78,790	$74,946
American Century VP International	16,118	52,168
American Century VP Ultra	154,033	121,687
American Century VP Value	1,816	9,221
Columbia Variable Portfolio – Select Smaller Cap Value	5	3,157
Columbia Variable Portfolio – Seligman Global Technology	21,292	5,410
DWS Equity 500 Index VIP – Class A	18,013	7,621
DWS Small Cap Index VIP – Class A	3,162	1,309
Federated Hermes for US Government Securities II	17,528	33,536
Federated Hermes Government Money Fund II	9,032	348,929
Federated Hermes High Income Bond II	21,426	32,132
Fidelity Contrafund – Class 2	213,913	138,245
Fidelity Equity Income – Class 2	156,243	7,639
Fidelity Growth & Income – Class 2	146,665	169,743
Fidelity Growth Opportunities – Class 2	5,649	930
Franklin Small-Mid Cap Growth VIP Fund – Class 2	228,020	6,517
Invesco V.I. American Franchise	42,538	52,028
Invesco V.I. Diversified Dividend	11	7
Invesco V.I. Discovery Mid Cap Growth Fund I	4,670	2,397
Invesco V.I. Global Real Estate Series I	836	3,311
Invesco V.I. Health Care Fund	799	1,429
Lord Abbett Growth & Income	28,655	8,939
MFS Investors Trust Series – IC	55	25
MFS Investors Trust Series – SC	3,044	1,794
MFS New Discovery – IC	4,878	4,043
MFS New Discovery – SC	18,835	2,238
MFS Total Return – SC	6,781	8,986
MFS Utility – SC	499	1,096
MFS VIT II MA Investors Growth Stock – IC	1,152	2,522
MFS VIT II MA Investors Growth Stock – SC	11,973	10,584
Templeton Developing Markets VIP Fund (Fund 2)	177	709
Templeton Foreign VIP Fund (Fund 2)	2,961	3,688
Templeton Growth VIP Fund (Fund 2)	991	4,085

Protective Life Insurance Company – First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2021

(6) Financial Highlights

Protective Life sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the contract owner’s account. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by Protective Life and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum contract charges offered by Protective Life, as contract owners may not have selected all available and applicable contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2021, were as follows:

	As of December 31				For the year ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio		Net Assets (000's)	Investment Income Ratio*	Expense Ratio Lowest **	Expense Ratio Highest **	Total Return Corresponding to Lowest to Highest Expense Ratio***
		(Low)	(High)					(Low)	(High)

American Century VP Disciplined Core Value Fund I
2021	13	$34.25	$32.52	$440	1.14%	1.25%	1.50%	28.28%	15.96%
2020	15	26.70	28.04	413	1.70%	1.25%	1.50%	10.14%	10.42%
2019	18	24.24	25.40	427	2.13%	1.25%	1.50%	22.10%	22.41%
2018	18	19.85	20.75	366	2.04%	1.25%	1.50%	-8.26%	-8.03%
2017	18	21.64	22.56	407	2.46%	1.25%	1.50%	18.70%	18.99%
American Century VP International
2021	17	23.28	22.11	382	0.17%	1.25%	1.50%	12.82%	1.99%
2020	18	20.64	21.68	367	0.45%	1.25%	1.50%	24.00%	24.31%
2019	19	16.64	17.44	321	0.92%	1.25%	1.50%	26.51%	26.83%
2018	21	13.16	13.75	281	1.40%	1.25%	1.50%	-16.49%	-16.28%
2017	22	15.75	16.42	354	0.89%	1.25%	1.50%	29.26%	29.58%
American Century VP Ultra
2021	46	55.92	52.01	2,477	0.00%	1.15%	1.50%	30.44%	13.25%
2020	47	42.87	45.93	2,111	0.00%	1.15%	1.50%	47.62%	48.14%
2019	50	29.04	31.00	1,515	0.00%	1.15%	1.50%	32.58%	33.04%
2018	59	21.90	23.30	1,343	0.29%	1.15%	1.50%	-0.75%	-0.40%
2017	73	22.07	23.40	1,677	0.38%	1.15%	1.50%	30.26%	30.72%
American Century VP Value
2021	3	41.53	42.49	108	1.78%	1.40%	1.50%	25.47%	20.03%
2020	3	33.86	34.60	95	2.04%	1.40%	1.50%	-0.53%	-0.43%
2019	3	34.04	34.75	104	1.63%	1.40%	1.50%	25.14%	25.27%
2018	5	27.20	27.74	151	1.66%	1.40%	1.50%	-10.51%	-10.42%
2017	7	30.40	30.97	207	1.60%	1.40%	1.50%	7.13%	7.24%
Columbia Variable Portfolio – Select Smaller Cap Value
2021	1	52.21	51.14	65	0.00%	1.40%	1.50%	31.36%	26.16%
2020	1	39.74	40.53	52	0.00%	1.40%	1.50%	7.29%	7.40%
2019	1	37.04	37.74	56	0.00%	1.40%	1.50%	15.70%	15.81%
2018	2	32.02	32.59	72	0.00%	1.40%	1.50%	-14.13%	-14.04%
2017	2	37.28	37.91	86	0.00%	1.40%	1.50%	10.40%	10.51%
Columbia Variable Portfolio – Seligman Global Technology
2021	3	63.20	61.84	210	0.28%	1.40%	1.50%	39.62%	33.82%
2020	3	45.26	46.21	156	0.00%	1.40%	1.50%	43.63%	43.77%
2019	3	31.52	32.14	112	0.00%	1.40%	1.50%	52.66%	52.82%
2018	7	20.64	21.03	137	0.00%	1.40%	1.50%	-9.82%	-9.73%
2017	9	22.89	23.30	206	0.00%	1.40%	1.50%	32.92%	33.05%
DWS Equity 500 Index VIP – Class A
2021	9	37.61	36.77	342	1.44%	1.40%	1.50%	29.39%	23.77%
2020	9	29.07	29.71	272	1.46%	1.40%	1.50%	16.33%	16.45%
2019	11	24.99	25.51	265	1.98%	1.40%	1.50%	29.23%	29.36%
2018	11	19.34	19.72	207	1.75%	1.40%	1.50%	-6.08%	-5.98%
2017	14	20.59	20.98	288	1.66%	1.40%	1.50%	19.73%	19.85%
DWS Small Cap Index VIP – Class A
2021	1	46.06	46.06	47	0.88%	1.50%	1.50%	12.80%	12.80%
2020	1	40.83	40.83	42	0.92%	1.50%	1.50%	17.65%	17.65%
2019	1	34.71	34.71	37	1.08%	1.50%	1.50%	23.36%	23.36%
2018	1	28.13	28.13	30	1.09%	1.50%	1.50%	-12.56%	-12.56%
2017	1	32.18	32.78	39	0.96%	1.40%	1.50%	12.63%	12.74%

Protective Life Insurance Company – First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2021

(6) Financial Highlights, continued

	As of December 31				For the year ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio		Net Assets (000's)	Investment Income Ratio*	Expense Ratio Lowest **	Expense Ratio Highest **	Total Return Corresponding to Lowest to Highest Expense Ratio***
		(Low)	(High)					(Low)	(High)

Federated Hermes for US Government Securities II
2021	9	$15.55	$14.76	139	2.12%	1.25%	1.50%	1.62%	-8.14%
2020	10	15.30	16.07	161	2.36%	1.25%	1.50%	3.64%	3.90%
2019	11	14.76	15.47	165	2.54%	1.25%	1.50%	4.32%	4.58%
2018	12	14.15	14.79	179	2.48%	1.25%	1.50%	-1.05%	-0.80%
2017	15	14.30	14.91	222	2.36%	1.25%	1.50%	0.41%	0.66%
Federated Hermes Government Money Fund II
2021	10	17.03	11.15	140	0.00%	1.25%	1.50%	50.44%	-35.33%
2020	38	11.32	17.24	480	0.17%	1.25%	1.50%	-1.29%	-1.05%
2019	12	11.47	17.42	179	1.68%	1.25%	1.50%	0.13%	0.38%
2018	63	11.45	17.36	784	0.92%	1.25%	1.50%	-0.26%	-0.01%
2017	17	11.48	17.36	255	0.28%	1.25%	1.50%	-1.18%	-0.93%
Federated Hermes High Income Bond II
2021	14	30.82	27.94	413	5.00%	1.25%	1.50%	13.93%	-6.13%
2020	15	27.05	29.76	425	5.36%	1.25%	1.50%	4.01%	4.27%
2019	15	26.01	28.54	438	6.44%	1.25%	1.50%	12.84%	13.12%
2018	18	23.05	25.23	431	8.82%	1.25%	1.50%	-4.73%	-4.49%
2017	22	24.19	26.42	552	7.15%	1.25%	1.50%	5.35%	5.62%
Fidelity Contrafund - Class 2
2021	29	60.61	48.72	1,527	0.03%	1.25%	1.50%	56.26%	1.23%
2020	31	38.79	48.13	1,287	0.08%	1.25%	1.50%	28.29%	28.61%
2019	35	30.23	37.42	1,104	0.24%	1.25%	1.50%	29.32%	29.64%
2018	30	23.38	28.87	760	0.43%	1.25%	1.50%	-8.04%	-7.81%
2017	44	25.42	31.31	1,202	0.78%	1.25%	1.50%	19.78%	20.08%
Fidelity Equity Income – Class 2
2021	8	32.45	31.75	246	2.26%	1.40%	1.50%	25.44%	20.24%
2020	3	25.87	26.41	84	0.87%	1.40%	1.50%	4.85%	4.96%
2019	16	24.67	25.16	408	2.52%	1.40%	1.50%	25.22%	25.34%
2018	5	19.70	20.08	94	1.48%	1.40%	1.50%	-9.91%	-9.82%
2017	11	21.87	22.26	238	1.46%	1.40%	1.50%	10.98%	11.09%
Fidelity Growth & Income – Class 2
2021	58	34.03	32.31	1,930	2.27%	1.25%	1.50%	30.34%	17.82%
2020	62	26.11	27.43	1,660	1.68%	1.25%	1.50%	5.99%	6.25%
2019	71	24.63	25.81	1,794	3.46%	1.25%	1.50%	27.75%	28.07%
2018	73	19.28	20.15	1,437	0.21%	1.25%	1.50%	-10.55%	-10.33%
2017	81	21.56	22.48	1,786	1.05%	1.25%	1.50%	14.88%	15.17%
Fidelity Growth Opportunities – Class 2
2021	1	51.99	50.88	64	0.00%	1.40%	1.50%	12.42%	7.75%
2020	1	46.25	47.22	58	0.00%	1.40%	1.50%	65.72%	65.89%
2019	1	27.91	28.46	36	0.00%	1.40%	1.50%	38.40%	38.54%
2018	1	20.16	20.54	26	0.11%	1.40%	1.50%	10.53%	10.64%
2017	2	18.24	18.57	40	0.10%	1.40%	1.50%	32.19%	32.32%
Franklin Small-Mid Cap Growth VIP Fund – Class 2
2021	6	42.38	41.51	236	0.00%	1.40%	1.50%	10.64%	6.26%
2020	1	38.30	39.06	26	0.00%	1.40%	1.50%	52.78%	52.93%
2019	1	25.07	25.54	21	0.00%	1.40%	1.50%	29.48%	29.61%
2018	2	19.36	19.71	41	0.00%	1.40%	1.50%	-6.79%	-6.69%
2017	12	20.77	21.12	243	0.00%	1.40%	1.50%	19.60%	19.72%
Invesco V.I. American Franchise
2021	11	$34.39	$33.62	$359	0.00%	1.40%	1.50%	12.79%	7.89%
2020	12	30.49	31.16	367	0.07%	1.40%	1.50%	40.23%	40.37%
2019	13	21.75	22.2	292	0.00%	1.40%	1.50%	34.72%	34.86%
2018	16	16.14	16.46	257	0.00%	1.40%	1.50%	-5.07%	-4.97%
2017	19	17	17.32	329	0.07%	1.40%	1.50%	25.45%	25.58%
Invesco V.I. Discovery Mid Cap Growth Fund I
2021	2	17.48	17.45	43	0.00%	1.40%	1.50%	17.53%	17.24%
2020	3	14.88	14.89	64	0.00%	1.40%	1.50%	0.00%	0.00%
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Diversified Dividend
2021	0	14.34	14.34	0	2.23%	1.50%	1.50%	17.12%	17.12%
2020	0	12.25	12.25	0	2.83%	1.50%	1.50%	-1.35%	-1.35%
2019	0	12.41	12.41	0	3.00%	1.50%	1.50%	23.23%	23.23%
2018	0	10.07	10.07	0	2.48%	1.50%	1.50%	-8.96%	-8.96%
2017	0	11.06	11.06	0	0.14%	1.50%	1.50%	6..96%	6.96%

Protective Life Insurance Company – First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2021

(6) Financial Highlights, continued

	As of December 31				For the year ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio		Net Assets (000's)	Investment Income Ratio*	Expense Ratio Lowest **	Expense Ratio Highest **	Total Return Corresponding to Lowest to Highest Expense Ratio***
		(Low)	(High)					(Low)	(High)

Invesco V.I. Global Real Estate Series I
2021	1	41.36	40.52	33	2.70%	1.40%	1.50%	26.43%	21.43%
2020	1	32.72	33.37	29	4.50%	1.40%	1.50%	-13.63%	-13.54%
2019	1	37.88	38.59	34	4.74%	1.40%	1.50%	21.17%	21.29%
2018	1	31.26	31.82	28	3.84%	1.40%	1.50%	-7.56%	-7.46%
2017	1	33.82	34.38	31	2.77%	1.40%	1.50%	11.37%	11.48%
Invesco V.I. Health Care Fund
2021	0	37.67	36.90	8	0.19%	1.40%	1.50%	12.94%	8.47%
2020	0	33.35	34.02	8	0.30%	1.40%	1.50%	12.75%	12.86%
2019	0	29.58	30.14	7	0.05%	1.40%	1.50%	30.53%	30.66%
2018	0	22.66	23.07	8	0.00%	1.40%	1.50%	-0.61%	-0.51%
2017	1	22.80	23.18	13	0.22%	1.40%	1.50%	0.1411	14.22%
Lord Abbett Growth & Income
2021	8	33.14	32.40	261	1.08%	1.40%	1.50%	30.02%	24.37%
2020	8	25.49	26.05	210	1.51%	1.40%	1.50%	1.16%	1.27%
2019	9	25.20	25.73	221	1.69%	1.40%	1.50%	20.67%	20.79%
2018	9	20.88	21.30	190	1.37%	1.40%	1.50%	-9.52%	-9.43%
2017	10	23.08	23.52	240	1.28%	1.40%	1.50%	0.117	11.81%
MFS Investors Trust Series – IC
2021	0	34.30	34.30	2	0.64%	1.50%	1.50%	24.93%	24.93%
2020	0	27.46	27.46	1	0.77%	1.50%	1.50%	12.17%	12.17%
2019	0	24.48	24.99	2	0.71%	1.40%	1.50%	29.62%	29.75%
2018	1	18.89	19.26	2	0.67%	1.40%	1.50%	-6.90%	-6.81%
2017	-	20.29	20.67	2	0.75%	1.40%	1.50%	0.2152	21.64%
MFS Investors Trust Series – SC
2021	3	33.05	32.34	92	0.42%	1.40%	1.50%	27.36%	22.07%
2020	3	25.95	26.49	74	0.36%	1.40%	1.50%	11.90%	12.02%
2019	4	23.19	23.65	80	0.50%	1.40%	1.50%	29.29%	29.42%
2018	3	17.93	18.27	62	0.44%	1.40%	1.50%	-7.12%	-7.03%
2017	4	19.31	19.65	74	0.58%	1.40%	1.50%	0.212	21.32%
MFS New Discovery – IC
2021	0	70.17	70.17	27	0.00%	1.50%	1.50%	0.28%	0.28%
2020	0	69.98	69.98	30	0.00%	1.50%	1.50%	43.71%	43.71%
2019	0	48.69	49.71	22	0.00%	1.40%	1.50%	39.59%	39.73%
2018	1	34.88	35.58	19	0.00%	1.40%	1.50%	-2.95%	-2.85%
2017	1	35.94	36.62	23	0.00%	1.40%	1.50%	0.2478	24.90%
MFS New Discovery – SC
2021	2	41.25	40.36	99	0.00%	1.40%	1.50%	2.25%	-1.99%
2020	2	40.34	41.18	99	0.00%	1.40%	1.50%	43.41%	43.56%
2019	3	28.13	28.69	71	0.00%	1.40%	1.50%	39.17%	39.31%
2018	3	20.21	20.59	53	0.00%	1.40%	1.50%	-3.19%	-3.09%
2017	3	20.88	21.25	66	0.00%	1.40%	1.50%	0.2446	24.58%
MFS Total Return – SC
2021	4	26.73	26.18	108	1.60%	1.40%	1.50%	14.49%	9.95%
2020	4	23.35	23.81	103	1.94%	1.40%	1.50%	7.88%	7.99%
2019	6	21.64	22.05	139	2.84%	1.40%	1.50%	18.33%	18.45%
2018	12	18.29	18.61	223	1.98%	1.40%	1.50%	-7.28%	-7.19%
2017	18	19.72	20.06	354	2.08%	1.40%	1.50%	0.1036	10.47%
MFS Utility – SC
2021	0	38.01	37.23	10	1.58%	1.40%	1.50%	14.47%	9.94%
2020	0	33.21	33.87	10	1.05%	1.40%	1.50%	4.04%	4.15%
2019	0	31.92	32.52	28	3.92%	1.40%	1.50%	22.94%	23.07%
2018	1	25.96	26.42	23	0.87%	1.40%	1.50%	-0.70%	-0.60%
2017	1	26.14	26.58	23	4.39%	1.40%	1.50%	0.1279	12.91%

Protective Life Insurance Company – First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2021

(6) Financial Highlights, continued

	As of December 31				For the year ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio		Net Assets (000's)	Investment Income Ratio*	Expense Ratio Lowest **	Expense Ratio Highest **	Total Return Corresponding to Lowest to Highest Expense Ratio***
		(Low)	(High)					(Low)	(High)

MFS VIT II MA Investors Growth Stock – IC
2021	0	$26.54	$26.36	$8	0.27%	1.40%	1.50%	24.95%	23.38%
2020	0	21.25	21.37	8	0.45%	1.40%	1.50%	20.70%	20.82%
2019	0	17.60	16.69	8	0.60%	1.40%	1.50%	37.87%	38.01%
2018	0	12.77	12.82	6	0.61%	1.40%	1.50%	-0.70%	-0.60%
2017	0	12.86	12.89	6	0.47%	1.40%	1.50%	0.2652	26.65%
MFS VIT II MA Investors Growth Stock – SC
2021	4	26.11	25.93	98	0.03%	1.40%	1.50%	24.63%	23.07%
2020	4	20.95	21.07	87	0.21%	1.40%	1.50%	20.37%	20.50%
2019	5	17.40	17.49	76	0.35%	1.40%	1.50%	37.51%	37.64%
2018	4	12.66	12.70	57	0.35%	1.40%	1.50%	-0.93%	-0.83%
2017	5	12.77	12.81	63	0.37%	1.40%	1.50%	0.262	26.33%
Templeton Developing Markets VIP Fund (Fund 2)
2021	0	36.99	36.23	5	0.98%	1.40%	1.50%	-5.20%	-8.95%
2020	0	39.02	39.79	6	3.64%	1.40%	1.50%	15.43%	15.55%
2019	0	33.80	34.44	5	1.01%	1.40%	1.50%	24.81%	24.94%
2018	0	27.08	27.56	9	0.88%	1.40%	1.50%	-17.06%	-16.97%
2017	0	32.65	33.20	13	0.91%	1.40%	1.50%	0.3833	38.46%
Templeton Foreign VIP Fund (Fund 2)
2021	8	15.58	15.23	117	1.92%	1.40%	1.50%	4.96%	0.41%
2020	8	14.84	15.17	115	2.93%	1.40%	1.50%	-2.63%	-2.54%
2019	8	15.24	15.56	119	1.78%	1.40%	1.50%	10.85%	10.96%
2018	9	13.75	14.02	121	2.59%	1.40%	1.50%	-0.1671	-16.62%
2017	10	16.51	16.82	168	2.56%	1.40%	1.50%	14.96%	15.08%
Templeton Growth VIP Fund (Fund 2)
2021	4	20.18	19.74	87	1.12%	1.40%	1.50%	5.58%	1.19%
2020	4	19.11	19.51	87	2.65%	1.40%	1.50%	4.22%	4.32%
2019	4	18.34	18.70	84	2.64%	1.40%	1.50%	0.1834	18.70%
2018	5	16.17	16.47	81	2.10%	1.40%	1.50%	-16.12%	-16.04%
2017	5	19.27	19.62	97	1.69%	1.40%	1.50%	16.74%	16.86%

* These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated and are not annualized. They include changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

N/A - indicates “not applicable.”

Protective Life Insurance Company – First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2021

(7) Expenses

The following is a summary of Separate Account expense charges which are assessed either as a direct redemption of units or as a reduction in unit values for all contracts contained with the Separate Account:

Expense Type	Range

Mortality and Expense Risk Charge

To compensate Protective Life for assuming mortality and expense risks, a daily mortality and expense risk is assessed through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets and varies depending on the product purchased and the death benefit option selected. The charge is recognized as mortality and expense risk and administrative charges in the Statement of Operations and varies depending on the product purchased and the death benefit option selected.

Annual rate of 1.15% - 1.50%

Contract Maintenance Fee

This annual charge is deducted through a redemption of units and may be waived when the account value or purchase payments less surrenders and associated surrender charges equals or exceeds $50,000 or $100,000, based on contract terms. The charge is recognized as Contract maintenance fees in the Statement of Changes in Net Assets.

Annual rate of $30

Surrender Charge (Contingent Deferred Sales Charge)

This charge is assessed as a percent of the amount surrendered and is imposed to reimburse Protective Life for some of the costs of distributing the contracts and recorded as Contract maintenance fees within the Statement of Changes in Net Assets. The percentage charged is deducted through a redemption of units and based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.

Annual rate of 0.00% - 7.00%

Transfer Fee

Currently there is no fee charged for transfers; however, Protective Life has reserved the right to charge for each transfer after the first 12 transfers in any contract year. If applicable, this charge is deducted through a redemption of units.

$0 - $25

(8) Related Party Matters

Contract owners' net payments represent premiums received from contract owners less certain deductions made by Protective Life in accordance with the Contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the Contract.

(9) Subsequent Events

The Separate Account has evaluated the effects of events subsequent to December 31, 2021, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.